Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000253501
Account Value [Line Items]
Line Graph and Table Measure Name	NAA All Cap Value Series
Account Value	$ 10,000	$ 22,700	$ 20,590	$ 18,973	$ 19,198	$ 15,122	$ 14,844	$ 11,996	$ 13,422	$ 11,695	$ 9,530
C000253502
Account Value [Line Items]
Line Graph and Table Measure Name	NAA Large Cap Value Series
Account Value	$ 10,000	23,362	20,591	18,844	19,096	15,033	14,708	12,074	13,345	11,524	9,492
C000249820
Account Value [Line Items]
Line Graph and Table Measure Name	NAA Large Core Series
Account Value	$ 10,000	33,022	26,234	20,672	26,059	20,282	17,075	13,138	14,061	11,505	10,150
C000253503
Account Value [Line Items]
Line Graph and Table Measure Name	NAA Large Growth Series
Account Value	$ 10,000	43,484	32,897	23,513	33,924	26,550	19,257	14,379	14,922	11,469	10,549
C000253504
Account Value [Line Items]
Line Graph and Table Measure Name	NAA Mid Growth Series
Account Value	$ 10,000	26,853	22,878	18,098	25,059	22,042	16,685	12,574	13,535	10,857	9,992
C000253505
Account Value [Line Items]
Line Graph and Table Measure Name	NAA Small Cap Value Series
Account Value	$ 10,000	18,892	17,411	15,787	16,400	12,997	13,125	10,707	12,260	11,823	9,338
C000253506
Account Value [Line Items]
Line Graph and Table Measure Name	NAA Small Growth Series
Account Value	$ 10,000	21,728	19,270	15,924	21,698	20,366	15,450	12,293	13,705	11,199	9,871
C000253507
Account Value [Line Items]
Line Graph and Table Measure Name	NAA Smid-Cap Value Series
Account Value	$ 10,000	22,453	20,589	18,763	19,118	15,449	14,812	11,691	13,434	11,814	9,321
C000253508
Account Value [Line Items]
Line Graph and Table Measure Name	NAA World Equity Income Series
Account Value	$ 10,000	20,979	18,632	16,594	18,259	14,999	14,064	11,584	12,615	10,964	9,933
S&P Composite 1500 Value Index USD TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Value Index TR
Account Value	$ 10,000	25,724	22,938	18,856	19,948	15,908	15,657	11,924	13,144	11,431	9,647
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	25,950	23,110	18,907	19,949	15,972	15,758	11,944	13,119	11,372	9,687
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000	41,483	30,485	23,444	33,210	25,157	18,848	14,374	14,375	11,280	10,552
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,001	25,621	22,099	18,809	23,210	19,520	15,900	12,590	14,042	11,709	10,203
S&P SmallCap 600 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Value Index
Account Value	$ 10,000	21,946	20,403	17,759	19,963	15,246	14,869	11,939	13,667	12,256	9,333
S&P SmallCap 600 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Growth Index
Account Value	$ 10,000	24,888	22,702	19,387	24,565	20,033	16,750	13,828	14,412	12,556	10,278
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 9,997	23,311	21,108	18,311	19,948	15,260	14,757	11,749	13,379	11,937	9,334
S&P Developed BMI TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed BMI Index
Account Value	$ 10,000	25,806	21,997	17,838	21,830	18,119	15,496	12,148	13,382	10,831	9,974
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	22,400	19,653	17,601	19,128	15,257	14,831	11,746	12,848	11,351	9,587
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000	47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000	29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	19,934	18,448	16,091	18,816	14,669	14,020	11,455	13,146	12,190	9,253
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000	21,772	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978	9,862
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	21,204	19,105	16,473	18,953	14,832	14,142	11,445	13,059	11,833	9,451
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 10,000	$ 25,812	$ 21,751	$ 17,571	$ 21,465	$ 17,621	$ 15,203	$ 11,908	$ 13,045	$ 10,657	$ 9,913